Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of goodwill

	12/31/2018	12/31/2017

Vale Florestar S.A.	45,435	45,435
Paineiras Logística	10	10
PCH Mucuri (a)	307	—
Facepa (a)	112,582	—
	158,334	45,445
(a)	Companies acquired in the first quarter of 2018. (Note 14.1)

Schedule of intangible assets with determined useful life

	Trademarks		Customer	Non	R&D
	and patents	Softwares	relationship	Compete	Agreements	Total

Useful life (years)	8.4	5	2.5	5	18.8
Acquisition cost	1,635	120,718	—	—	196,023	318,376
Accumulated amortization	(920)	(49,533)	—	—	(94,976)	(145,429)
Balances on December 31, 2016	715	71,185	—	—	101,047	172,947
Acquisitions	—	8,054	—	—	—	8,054
Foreign currency translation adjustment	—	—	—	—	1,284	1,284
Amortization	(105)	(21,825)	—	—	(8,339)	(30,268)
Write-offs	—	—	—	—	(18,937)	(18,937)
Transfers and others	—	8,705	—	—	—	8,705
Book balance	610	66,119	—	—	75,055	141,785
Acquisition cost	1,635	137,477	—	—	178,370	317,482
Accumulated amortization	(1,025)	(71,358)	—	—	(103,315)	(175,698)
Balances on December 31, 2017	610	66,119	—	—	75,055	141,785
Acquisitions	—	7,217	—	—	—	7,217
Acquisition PCH Mucuri/Facepa	17	749	—	—	—	766
Acquisition of assets identified in FACEPA (PPA)	21,598	—	28,505	3,374	—	53,477
Foreign currency translation adjustment	—	—	—	—	12,461	12,461
Amortization	(100)	(23,390)	—	—	(7,610)	(31,100)
Amortization PCH Mucuri/Facepa	(13)	(528)	—	—	—	(541)
Amortization of assets identified in FACEPA (PPA)	(2,635)	—	(9,502)	(562)	—	(12,699)
Transfers and others	—	8,945	—	—	—	8,945
Book balance	19,477	59,112	19,003	2,812	79,906	180,311
Acquisition cost	23,250	154,388	28,505	3,374	190,831	400,348
Accumulated amortization	(3,773)	(95,276)	(9,502)	(562)	(110,925)	(220,037)
Balances on December 31, 2018	19,477	59,112	19,003	2,812	79,906	180,311